INVESTMENT PROPERTIES - Net straight-line rent receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Net straight-line rent receivable	$ 81.3	$ 64.0